Schedule of property and equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	$ 11,645
Property plant and equipment, Ending	11,807	$ 11,645
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,199
Property plant and equipment, Ending	3,333	2,199
Equipments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	3,911
Property plant and equipment, Ending	3,556	3,911
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	104
Property plant and equipment, Ending	113	104
Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	1,481
Property plant and equipment, Ending	1,294	1,481
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	3,950
Property plant and equipment, Ending	3,511	3,950
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	21,449	20,538
Additions	1,251	857
Acquisition of Aeterna (note 3)	235
Disposals	(6)	(438)
Impact of foreign exchange rate changes	(351)	492
Property plant and equipment, Ending	22,578	21,449
Gross carrying amount [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,199	1,462
Additions	1,155	683
Acquisition of Aeterna (note 3)
Disposals
Impact of foreign exchange rate changes	(21)	54
Property plant and equipment, Ending	3,333	2,199
Gross carrying amount [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	9,059	9,223
Additions	69	68
Acquisition of Aeterna (note 3)	124
Disposals		(438)
Impact of foreign exchange rate changes	(159)	206
Property plant and equipment, Ending	9,093	9,059
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	717	681
Additions	12	20
Acquisition of Aeterna (note 3)	23
Disposals	(6)
Impact of foreign exchange rate changes	(16)	16
Property plant and equipment, Ending	730	717
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,794	2,730
Additions	3
Acquisition of Aeterna (note 3)	88
Disposals
Impact of foreign exchange rate changes	(28)	64
Property plant and equipment, Ending	2,857	2,794
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	6,680	6,442
Additions	12	86
Acquisition of Aeterna (note 3)
Disposals
Impact of foreign exchange rate changes	(127)	152
Property plant and equipment, Ending	6,565	6,680
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	9,804	8,584
Amortization	1,121	1,441
Disposals	(6)	(438)
Impact of foreign exchange rate changes	(148)	217
Property plant and equipment, Ending	10,771	9,804
Accumulated depreciation [member] | Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning
Amortization
Disposals
Impact of foreign exchange rate changes
Property plant and equipment, Ending
Accumulated depreciation [member] | Equipments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	5,148	4,842
Amortization	473	630
Disposals		(438)
Impact of foreign exchange rate changes	(84)	114
Property plant and equipment, Ending	5,537	5,148
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	613	565
Amortization	25	34
Disposals	(6)
Impact of foreign exchange rate changes	(15)	14
Property plant and equipment, Ending	617	613
Accumulated depreciation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	1,313	997
Amortization	250	287
Disposals
Impact of foreign exchange rate changes		29
Property plant and equipment, Ending	1,563	1,313
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, Beginning	2,730	2,180
Amortization	373	490
Disposals
Impact of foreign exchange rate changes	(49)	60
Property plant and equipment, Ending	$ 3,054	$ 2,730